Guarantees, commitments, pledged assets and contingencies - Sources of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 751,084	$ 734,252
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	242,221	239,019
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Loans [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	105,577	102,944
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	105,061	107,122
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Other assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	31,583	28,953
Sources Of Pledged Assets And Collateral [Member] | Client assets [member]
Disclosure of financial assets [line items]
Collateral received and available for sale or re-pledging	539,630	502,109
Less: not sold or re-pledged	(30,767)	(6,876)
Net client assets pledged and collateral	$ 508,863	$ 495,233